Calvert
Global Water Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 1.4%
Reliance Worldwide Corp., Ltd.(1)	2,752,702	$ 5,656,528
		$ 5,656,528
Brazil — 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	456,031	$ 4,792,886
Cia de Saneamento de Minas Gerais	344,464	3,688,446
Cia de Saneamento do Parana, PFC Shares	4,136,582	4,776,987
		$ 13,258,319
Canada — 2.1%
Brookfield Renewable Partners, L.P.	42,851	$2,051,646
Gildan Activewear, Inc.	145,428	2,252,763
Nutrien, Ltd.(1)	56,118	1,803,084
Stantec, Inc.(1)	65,145	2,011,069
		$8,118,562
Chile — 2.0%
Aguas Andinas S.A., Class A	12,792,489	$4,332,689
Inversiones Aguas Metropolitanas S.A.	3,947,334	3,397,571
		$7,730,260
China — 4.6%
Beijing Enterprises Water Group, Ltd.	11,081,452	$4,348,556
China Everbright International, Ltd.	3,913,666	2,076,483
China Lesso Group Holdings, Ltd.	2,738,578	3,594,605
China Water Affairs Group, Ltd.(1)	5,264,421	3,808,126
Guangdong Investment, Ltd.	2,433,427	4,197,390
		$18,025,160
Denmark — 0.5%
Novozymes A/S, Class B	35,704	$2,069,971
		$2,069,971
Finland — 2.0%
Kemira Oyj	426,956	$5,512,119
Valmet Oyj	80,816	2,118,170
		$7,630,289
France — 4.2%
Accor S.A.(2)	71,267	$1,944,992
Eurofins Scientific SE	2,896	1,826,606
L'Oreal S.A.	6,738	2,174,665
Suez S.A.	407,812	4,793,259
Veolia Environnement S.A.	241,600	5,455,605
		$16,195,127
Security	Shares	Value
Germany — 1.1%
GEA Group AG	65,898	$ 2,091,487
Henkel AG & Co. KGaA, PFC Shares	23,170	2,161,615
		$ 4,253,102
Italy — 0.8%
ACEA SpA	157,755	$ 3,033,260
		$ 3,033,260
Japan — 10.0%
Ebara Corp.(1)	152,756	$ 3,604,591
Hitachi Zosen Corp.	814,327	2,978,914
Hulic Reit, Inc.	1,562	1,941,504
Kitz Corp.	445,900	2,852,064
Kurita Water Industries, Ltd.	213,642	5,943,118
LIXIL Group Corp.	445,900	6,262,342
METAWATER Co., Ltd.	63,817	2,939,637
Nihon Trim Co., Ltd.	124,300	3,551,839
Sekisui Chemical Co., Ltd.	139,600	2,000,151
TOTO, Ltd.(1)	103,800	3,990,945
Tsukishima Kikai Co., Ltd.(1)	242,400	2,642,247
		$38,707,352
Netherlands — 1.7%
Aalberts NV(1)	134,414	$4,407,545
Arcadis NV(1)(2)	117,313	2,126,505
		$6,534,050
Singapore — 0.6%
City Developments, Ltd.	369,400	$2,257,431
Hyflux, Ltd.(1)(2)(3)	17,622,294	0
		$2,257,431
South Korea — 1.2%
Coway Co., Ltd.	36,346	$2,197,278
LG Chem, Ltd.	6,418	2,648,574
		$4,845,852
Spain — 1.0%
Acciona S.A.(1)	20,118	$1,979,115
Iberdrola S.A.	179,979	2,101,197
		$4,080,312
Switzerland — 4.8%
Geberit AG	9,253	$4,642,559
Georg Fischer AG	4,627	3,988,939
Roche Holding AG	5,663	1,961,944
SGS S.A.	904	2,214,478
Sika AG	11,657	2,247,147

Calvert
Global Water Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sulzer AG	42,650	$ 3,420,495
		$ 18,475,562
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	205,294	$ 2,192,440
		$ 2,192,440
Thailand — 1.7%
TTW PCL, Foregin Shares	8,186,800	$ 3,509,376
WHA Utilities and Power PCL, Foreign Shares	20,032,000	2,946,425
		$6,455,801
United Kingdom — 9.0%
CNH Industrial NV(1)(2)	326,763	$2,297,144
Croda International PLC	30,555	1,984,572
Ferguson PLC	57,868	4,731,666
Halma PLC	68,021	1,937,932
Mondi PLC	101,781	1,903,811
Pennon Group PLC	343,249	4,753,210
Polypipe Group PLC	621,738	3,325,618
Rotork PLC	1,111,912	3,848,333
Severn Trent PLC	162,847	4,983,737
United Utilities Group PLC	451,415	5,072,430
		$34,838,453
United States — 46.4%
Advanced Drainage Systems, Inc.	83,891	$4,144,215
Aegion Corp.(2)	190,163	3,017,887
American States Water Co.	54,243	4,265,127
American Water Works Co., Inc.	44,087	5,672,233
Badger Meter, Inc.	94,558	5,949,589
Ball Corp.	27,491	1,910,350
California Water Service Group	94,357	4,500,829
Cantel Medical Corp.	47,757	2,112,292
Cousins Properties, Inc.	64,576	1,926,302
Danaher Corp.	11,781	2,083,234
Ecolab, Inc.	38,619	7,683,250
Energy Recovery, Inc.(1)(2)	554,538	4,211,716
Entegris, Inc.	32,772	1,935,187
Essential Utilities, Inc.	116,485	4,920,326
Evoqua Water Technologies Corp.(2)	292,662	5,443,513
Flowserve Corp.	145,729	4,156,191
Forterra, Inc.(2)	270,490	3,018,668
Fortune Brands Home & Security, Inc.	70,224	4,489,420
Franklin Electric Co., Inc.	70,415	3,698,196
Gorman-Rupp Co. (The)	95,116	2,956,205
Hawkins, Inc.	105,076	4,474,136
Security	Shares	Value
United States (continued)
Hyatt Hotels Corp., Class A(1)	36,478	$ 1,834,479
IDEX Corp.	44,380	7,013,815
IDEXX Laboratories, Inc.(2)	6,349	2,096,186
Intel Corp.	31,116	1,861,670
Itron, Inc.(2)	31,195	2,066,669
Levi Strauss & Co., Class A(1)	148,969	1,996,185
Lindsay Corp.	35,949	3,314,857
Masco Corp.	93,387	4,688,961
Middlesex Water Co.	57,644	3,872,524
Mondelez International, Inc., Class A	39,051	1,996,678
Mueller Industries, Inc.	127,903	3,399,662
Mueller Water Products, Inc., Class A	364,506	3,437,292
NIKE, Inc., Class B	19,888	1,950,018
Nucor Corp.	48,287	1,999,565
nVent Electric PLC	109,634	2,053,445
Parker-Hannifin Corp.	11,363	2,082,497
Pentair PLC	170,022	6,459,136
Procter & Gamble Co. (The)	18,278	2,185,501
Rexnord Corp.	207,856	6,059,002
Roper Technologies, Inc.	4,980	1,933,535
Sherwin-Williams Co. (The)	3,277	1,893,614
SJW Group	65,451	4,065,162
Tetra Tech, Inc.	78,923	6,244,388
Trimble, Inc.(2)	52,616	2,272,485
Valmont Industries, Inc.	32,951	3,743,893
Watts Water Technologies, Inc., Class A	70,441	5,705,721
Xylem, Inc.	107,281	6,968,974
York Water Co. (The)	79,067	3,792,053
		$179,556,833
Total Common Stocks (identified cost $346,230,648)		$383,914,664

High Social Impact Investments — 0.5%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$1,324	$ 1,304,612
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(5)(6)	284	273,747
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(5)(6)	366	313,278
Total High Social Impact Investments (identified cost $1,974,116)		$ 1,891,637

Calvert
Global Water Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.8%

Other — 0.0%(7)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(8)	30,079	$ 30,079
Total Other (identified cost $30,079)		$ 30,079

Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(9)	6,849,441	$ 6,849,441
Total Securities Lending Collateral (identified cost $6,849,441)		$ 6,849,441
Total Short-Term Investments (identified cost $6,879,520)		$ 6,879,520

Total Investments — 101.4% (identified cost $355,084,284)	$392,685,821
Other Assets, Less Liabilities — (1.4)%	$ (5,402,354)
Net Assets — 100.0%	$387,283,467

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $23,265,052 and the total market value of the collateral received by the Fund was $24,776,899, comprised of cash of $6,849,441 and U.S. government and/or agencies securities of $17,927,458.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $1,891,637, which represents 0.5% of the net assets of the Fund as of June 30, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(7)	Amount is less than 0.05%.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(9)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	47.1%
Utilities	27.1
Materials	10.1
Information Technology	4.7
Consumer Discretionary	3.7
Health Care	2.6
Consumer Staples	2.2
Real Estate	1.6
High Social Impact Investments	0.5
Total	99.6%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,324,116
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	284,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	366,000

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,334,691, which represents 0.3% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Calvert
Global Water Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$994,710	$ —	$(1,000,000)	$ —	$5,290	$ —	$2,917	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,324,116	—	—	(19,504)	1,304,612	10,758	1,324,116
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	2,862,000	(2,831,921)	—	—	30,079	22	30,079
Totals				$ —	$(14,214)	$1,334,691	$13,697

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$—	$ 5,656,528	$ —	$5,656,528
Brazil	13,258,319	—	—	13,258,319
Canada	8,118,562	—	—	8,118,562
Chile	7,730,260	—	—	7,730,260
China	—	18,025,160	—	18,025,160
Denmark	—	2,069,971	—	2,069,971
Finland	—	7,630,289	—	7,630,289
France	—	16,195,127	—	16,195,127
Germany	—	4,253,102	—	4,253,102
Italy	—	3,033,260	—	3,033,260
Japan	—	38,707,352	—	38,707,352
Netherlands	—	6,534,050	—	6,534,050
Singapore	—	2,257,431	0	2,257,431
South Korea	—	4,845,852	—	4,845,852
Spain	—	4,080,312	—	4,080,312
Switzerland	—	18,475,562	—	18,475,562
Taiwan	—	2,192,440	—	2,192,440
Thailand	—	6,455,801	—	6,455,801
United Kingdom	2,297,144	32,541,309	—	34,838,453
United States	179,556,833	—	—	179,556,833
Total Common Stocks	$210,961,118	$172,953,546(2)	$0	$383,914,664
High Social Impact Investments	$—	$1,891,637	$—	$1,891,637

Calvert
Global Water Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Other	$—	$ 30,079	$ —	$30,079
Securities Lending Collateral	6,849,441	—	—	6,849,441
Total Investments	$217,810,559	$174,875,262	$ 0	$392,685,821

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.